Loans and Advances to Banks, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of loans and advances to banks [text block] [Abstract]
Schedule of loans and advance to banks, net
	2019	2020
	MCh$	MCh$
Domestic Banks
Interbank loans	150,007	260,002
Other credits with domestic banks	—	—
Provisions for loans to domestic banks	(33)	(214)
Subtotal	149,974	259,788

Foreign Banks
Loans to foreign banks	289,337	185,858
Credits with third countries	8,934	167
Chilean export trade banks	61,860	113,596
Provisions for loans to foreign banks	(77)	(244)
Subtotal	360,054	299,377

Central Bank of Chile
Central Bank deposits	630,053	2,380,033
Other Central Bank credits	—	—
Subtotal	630,053	2,380,033
Total	1,140,081	2,939,198

Schedule of impairment allowance for due from banks
	2019				2020
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	150,007	—	—	150,007	260,002	—	—	260,002
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	150,007	—	—	150,007	260,002	—	—	260,002

Foreign Banks
Normal	238,491	121,640	—	360,131	299,621	—	—	299,621
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	238,491	121,640	—	360,131	299,621	—	—	299,621

Central Bank of Chile
Normal	630,053	—	—	630,053	2,380,033	—	—	2,380,033
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	630,053	—	—	630,053	2,380,033	—	—	2,380,033
Total	1,018,551	121,640	—	1,140,191	2,939,656	—	—	2,939,656

Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage
	Changes as of December 31, 2019
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowances as of January 1, 2019	1,467,502	937	27,894	75	—	—	1,495,396	1,012
Net change on Balance*	(321,373)	(832)	(6,339)	(48)	—	—	(327,712)	(880)
Transfer to Stage 1	16,405	26	(16,405)	(26)	—	—	—	—
Transfer to Stage 2	(126,709)	(27)	126,709	27	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Changes to models and assumptions	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(17,274)	(20)	(10,219)	(2)	—	—	(27,493)	(22)
Total	1,018,551	84	121,640	26	—	—	1,140,191	110
	Changes as of December 31, 2020
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowances as of January 1, 2020	1,018,551	84	121,640	26	—	—	1,140,191	110
Net change on Balance *	1,845,572	(84)	(45,547)	(26)	—	—	1,800,025	(110)
Transfer to Stage 1	86,986	—	(86,986)	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Changes to models and assumptions	—	458	—	—	—	—	—	458
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(11,453)	—	10,893	—	—	—	(560)	—
Total	2,939,656	458	—	—	—	—	2,939,656	458